Net Earnings Per Share From Continuing Operations (Components Of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Reconciliation [Abstract]
Basic EPS, net earnings from continuing operations, numerator	$ 483.8	$ 747.0	$ 402.6	$ 418.0	$ 585.8	$ 521.0	$ 379.9	$ 497.9	$ 347.9	$ 2,153.4	$ 1,746.7	$ 1,638.7
Adjustment for interest on convertible debentures, net earnings from continuing operations (numerator)	0.5				0.4					1.8	2.2	3.3
Diluted EPS, net earnings from continuing operations (numerator)	$ 484.3				$ 586.2					$ 2,155.2	$ 1,748.9	$ 1,642.0
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic EPS, shares (denominator)	694.3				688.6					691.2	698.1	702.2
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs, shares (denominator)	8.5				6.1					6.0	7.7	9.1
Incremental shares from assumed conversion of the convertible debentures, shares (denominator)	2.9				2.4					2.6	2.7	4.8
Diluted EPS, shares (denominator)	705.7				697.1					699.8	708.5	716.1
Basic EPS	$ 0.70	$ 1.08	$ 0.58	$ 0.60	$ 0.85	$ 0.76	$ 0.55	$ 0.70	$ 0.49	$ 3.12	$ 2.50	$ 2.33
Diluted EPS	$ 0.69	$ 1.07	$ 0.57	$ 0.60	$ 0.84	$ 0.75	$ 0.54	$ 0.69	$ 0.48	$ 3.08	$ 2.47	$ 2.29